Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000210577
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Frost Growth Equity Fund, Institutional Class Shares
C000210578
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Frost Growth Equity Fund, Investor Class Shares
C000210586
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Frost Total Return Bond Fund, Institutional Class Shares
C000210587
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Frost Total Return Bond Fund, Investor Class Shares
C000210574
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Frost Credit Fund, Institutional Class Shares
C000210575
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Frost Credit Fund, Investor Class Shares
C000210579
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Frost Low Duration Bond Fund, Institutional Class Shares
C000210580
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Frost Low Duration Bond Fund, Investor Class Shares
Without Sales Load [Member] | C000210577
Average Annual Return [Line Items]
Average Annual Return, Percent		7.15%	10.19%	16.37%
Without Sales Load [Member] | C000210578
Average Annual Return [Line Items]
Average Annual Return, Percent		6.85%	9.90%	16.08%
Without Sales Load [Member] | C000210586
Average Annual Return [Line Items]
Average Annual Return, Percent		3.04%	3.17%	3.36%
Without Sales Load [Member] | C000210587
Average Annual Return [Line Items]
Average Annual Return, Percent		2.67%	2.89%	3.09%
Without Sales Load [Member] | C000210585
Average Annual Return [Line Items]
Average Annual Return, Percent		2.57%	2.79%	3.00%
Without Sales Load [Member] | C000210574
Average Annual Return [Line Items]
Average Annual Return, Percent		3.34%	3.74%	4.92%
Without Sales Load [Member] | C000210575
Average Annual Return [Line Items]
Average Annual Return, Percent		3.08%	3.49%	4.66%
Without Sales Load [Member] | C000210576
Average Annual Return [Line Items]
Average Annual Return, Percent		3.08%	3.47%	4.61%
Without Sales Load [Member] | C000210579
Average Annual Return [Line Items]
Average Annual Return, Percent		3.11%	2.22%	2.26%
Without Sales Load [Member] | C000210580
Average Annual Return [Line Items]
Average Annual Return, Percent		2.84%	1.96%	2.01%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 1000 Index (USD) (TR)
Average Annual Return, Percent		18.94%	12.12%	14.82%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell 1000 Index (USD) (TR)
Average Annual Return, Percent		18.94%	12.12%	14.82%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.71%	(0.40%)	1.35%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.71%	(0.40%)	1.35%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.71%	(0.40%)	1.35%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.71%	(0.40%)	1.35%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.71%	(0.40%)	1.35%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.71%	(0.40%)	1.35%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.71%	(0.40%)	1.35%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.71%	(0.40%)	1.35%
Russell 1000 Growth Benchmark Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 1000 Growth Benchmark Index (USD) (TR)
Average Annual Return, Percent		7.78%	11.85%	17.45%
Russell 1000 Growth Benchmark Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell 1000 Growth Benchmark Index (USD) (TR)
Average Annual Return, Percent		7.78%	11.85%	17.45%
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Average Annual Return, Percent		3.90%	1.92%	3.86%
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Average Annual Return, Percent		3.90%	1.92%	3.86%
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Average Annual Return, Percent		3.90%	1.92%	3.86%
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Average Annual Return, Percent		3.02%	1.64%	1.94%
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Average Annual Return, Percent		3.02%	1.64%	1.94%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.